NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature And Continuance Of Operations
Accumulated losses	$ (10,505,204)	$ (7,793,332)	$ (5,699,079)
Working capital deficit	$ (238,702)